SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Long-lived assets & Income taxes (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Intangible assets, useful life			10 years
Impairment loss measurement	$ 0	$ 0	$ 0	$ 0
Uncertain tax positions	$ 0		$ 0		$ 0